INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 1,604	$ 1,541	$ 1,492
Statement of profit or loss
Amortisation of tangible and intangible assets	(570)	(583)	(558)
Finance costs and unwinding of obligations	(177)	(172)	(168)
Interest received	27	14	8
Taxation	(625)	(250)	(212)
Profit (loss) for the year	971	(7)	150
Total comprehensive income (loss) for the year, net of tax	1,095	7	9
Statement of financial position
Non-current assets	5,338	4,881	5,416
Cash and cash equivalents	1,330	456	329	$ 205
Total assets	7,672	6,863	6,643
Total liabilities	3,932	4,187	3,949
Cash and cash restricted for use	$ 73	$ 64	$ 66
Kibali
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	45.00%	45.00%	45.00%
Investments in joint ventures	$ 1,604	$ 1,506	$ 1,439
Statement of profit or loss
Revenue	1,443	1,123	1,098
Other operating costs and expenses	(541)	(479)	(539)
Amortisation of tangible and intangible assets	(241)	(282)	(330)
Finance costs and unwinding of obligations	(6)	(4)	(4)
Interest received	7	4	3
Taxation	(157)	(62)	(16)
Profit (loss) for the year	505	300	212
Total comprehensive income (loss) for the year, net of tax	505	300	212
Dividends received from joint venture (attributable)	140	75	89
Statement of financial position
Non-current assets	2,459	2,522	2,659
Current assets	120	183	205
Cash and cash equivalents	944	453	124
Total assets	3,523	3,158	2,988
Non-current financial liabilities	50	45	29
Other non-current liabilities	118	26	24
Current financial liabilities	15	11	11
Other current liabilities	106	66	64
Total liabilities	289	148	128
Net assets	3,234	3,010	2,860
Kibali | DRC
Statement of financial position
Cash and cash restricted for use	$ 424
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%
Immaterial joint ventures
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 0	35	53
Statement of profit or loss
Revenue	0	111	112
Other operating costs and expenses	(2)	(94)	(92)
Amortisation of tangible and intangible assets	0	(7)	(15)
Taxation	0	(7)	(2)
Profit (loss) for the year	17	3	3
Total comprehensive income (loss) for the year, net of tax	17	3	3
Sadiola
Disclosure of joint ventures [line items]
Reversal (impairment) of investments in joint ventures	0	6	14
Statement of profit or loss
Profit on sale of joint ventures	14
Morila
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	0	8	8
Statement of profit or loss
Profit on sale of joint ventures	4
Yatela
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	1	2	3
Joint ventures
Statement of profit or loss
Profit on sale of joint ventures	19	0	0
Group’s share of net assets | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	1,617	1,505	1,430
Other | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	$ (13)	$ 1	$ 9